Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
10.	Commitments and Contingencies

Employment Agreements

The Company has entered into employment agreements with three of its key executives. Under their respective agreements, the executives serve at will and are bound by typical confidentiality, non-solicitation and non-competition provisions.

Operating Leases

On January 1, 2010, the Company entered into an agreement to lease 6,000 rentable square feet of office space in Columbus, Ohio at a monthly rent of $ 3,375. The lease commenced on January 1, 2010 and, pursuant to a lease extension dated August 14, 2014, the lease expires on December 31, 2016. The Company has no other leases.

Future minimum lease payments under this operating lease are as follows:

For the Twelve Months Ended	December 31,
2016	$40,500

Rent expense charged to operations for the twelve months ended December 31, 2015, and 2014 amounted to $ 40,500 and $ 40,500, respectively.